Payroll costs, share based payments and management incentive schemes - Inputs and Assumptions Underlying the Monte Carlo Model (Details)	12 Months Ended
Dec. 31, 2025 $ / shares
January 1, 2023 | Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price (in Dollar per share)	$ 17.24
Exercise price (in Dollar per share)	0
January 1, 2024 | Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price (in Dollar per share)	16.95
Exercise price (in Dollar per share)	$ 0
Weighted average remaining contractual life of outstanding share options	1 year
January 1, 2024 | performance stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options	1 year
January 1, 2025 | Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price (in Dollar per share)	$ 18.90
Exercise price (in Dollar per share)	$ 0
Weighted average remaining contractual life of outstanding share options	2 years 2 months 12 days
January 1, 2025 | performance stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options	2 years 2 months 12 days